NOTE 10 - BUSINESS SEGMENT INFORMATION	Mar. 31, 2023
March 31, 2023
NOTE 10 - BUSINESS SEGMENT INFORMATION

NOTE 10 – BUSINESS SEGMENT INFORMATION

As of March 31, 2023, the Company operated in two reportable segments (Corporate and Health Supplements) supported by a corporate group which conducts activities that are non-segment specific. The following table presents selected financial information about the Company’s reportable segments for the quarter March 31, 2023.

	CONSOLIDATED	HEALTH SUPPLEMENTS		CORPORATE
		BergaMet	UBN
Revenue	614,943	614,943	-	-
Cost of Revenue	337,102	337,102	-	-
Long-lived Assets	732,030	229,304	502,727	-
Gain (Loss) Before Income Tax	(579,157)	(203,549)	(813)	(374,794)
Identifiable Assets	1,654,206	1,654,206	-	-
Depreciation and Amortization	549	549	-	-

As of March 31, 2022, the Company operated in two reportable segments (Corporate and Health Supplements) supported by a corporate group which conducts activities that are non-segment specific. The following table presents selected financial information about the Company’s reportable segments for the quarter ended March 31, 2022.

	CONSOLIDATED	HEALTH SUPPLEMENTS		CORPORATE
		BergaMet	UBN
Revenue	551,654	551,654	-	-
Cost of Revenue	226,949	226,949	-	-
Long-lived Assets	732,030	229,304	502,727	-
Gain (Loss) Before Income Tax	3,011	(19,171)	(663)	22,846
Identifiable Assets	2,008,524	2,008,524	-	-
Depreciation and Amortization	768	768	-	-

Currently, all of our customers are located in the United States of American and Canada.  Our revenues to our customers are not material to our overall total sales.  Our largest customers, Natural Grocers and Emerson Ecologics, LLC, account for less than 1% of our total sales in the months ending 2023 and 2022.

December 31, 2022
NOTE 10 - BUSINESS SEGMENT INFORMATION

NOTE 10 – BUSINESS SEGMENT INFORMATION

As of December 31, 2022, the Company operated in two reportable segments (Corporate and Health Supplements) supported by a corporate group which conducts activities that are non-segment specific. The following table presents selected financial information about the Company’s reportable segments for the year ended December 31, 2022.

	CONSOLIDATED	HEALTH SUPPLEMENTS		CORPORATE
		BergaMet	UBN
Revenue	2,251,469	2,251,472	(3)	-
Cost of Revenue	783,141	783,141	-	-
Long-lived Assets	732,030	193,260	538,771	-
Gain (Loss) Before Income Tax	(983,121)	(164,625)	(358)	(818,138)
Identifiable Assets	1,819,128	1,819,128	-	-
Depreciation and Amortization	878	878	-	-

As of December 31, 2021, the Company operated in two reportable segments (Corporate and Health Supplements) supported by a corporate group which conducts activities that are non-segment specific. The following table presents selected financial information about the Company’s reportable segments for the year ended December 31, 2021.

	CONSOLIDATED	HEALTH SUPPLEMENTS		CORPORATE
		BergaMet	UBN
Revenue	1,676,598	1,676,598	-	-
Less Selling Fees	(210,816)	(210,816)
Cost of Revenue	770,704	770,704	-	-
Long-lived Assets	715,140	212,413	502,727	-
Gain (Loss) Before Income Tax	(1,975,971)	(701,833)	(136,308)	(1,137,830)
Identifiable Assets	2,092,341	2,092,341	-	-
Depreciation and Amortization	5,100	5,100	-	-

Currently, all of our customers are located in the United States of American and Canada.  Our revenues to our customers are not material to our overall total sales.  Our largest customers, Natural Grocers and Emerson Ecologics, LLC, account for less than 1% of our total sales in the years ending 2022 and 2021.